ENTITY-WIDE DISCLOSURES - Narrative (Details) - segment	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of major customers [line items]
Number of reportable operating segments	1
Percentage of entity's revenue	10.10%		10.15%
Major Customer 1
Disclosure of major customers [line items]
Percentage of entity's revenue		16.40%
Major Customer 2
Disclosure of major customers [line items]
Percentage of entity's revenue		13.40%
Major Customer 3
Disclosure of major customers [line items]
Percentage of entity's revenue		10.70%